Equity Method Investments (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 42,209		$ 15,769
Gain/(loss) from equity method investments	(231)	$ 244
Revenues	113,648	140,021
Proceeds from convertible loan with limited partnership	0	25,189
Berger Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Due from related parties	$ 295		443
Commission On Loan Guarantee [Member] | Berger Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Related party transaction, rate	0.80%
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 4,895		$ 4,700
Gain/(loss) from equity method investments	$ 195	42
Ownership interest percent	25.00%
Bergen Joint Venture [Member] | Commission On Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Interest and other income	$ 17	22
Bergen Joint Venture [Member] | Administrative Service Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Revenues	$ 8	$ 3